Note 5 - Loss on Sale of Assets	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of gain (loss) on sale of assets [text block]
5.

Loss
on sale of assets

The loss on sale of assets for the year-ended
March 31, 2019,
totaling
$2.6
million, is comprised of a
$1.9
million provision for onerous contracts related to future obligations to purchase Solar Renewable Energy Certificates (“SRECs”) from the NC Projects, discontinued solar development projects in the ISS Joint Venture (
$0.8
million), and a correction to the gain on the sale of Amaroo solar project reported in the prior year (
$0.3
million), offset by a gain on sale of the NC Projects (
$0.4
million).

On
May 25, 2018,
the Company sold its
14.5%
and
10.0%
equity interests in the NC-
31
and NC-
47
projects, respectively, to the majority investor at the fair market value of these projects. The proceeds of sale, net of transaction costs, were
$11.4
million. A gain on sale of
$0.4
million was realized after the impairment recognized in the prior year.